Parent company only condensed financial information (Details) $ / shares in Units, ¥ in Millions, $ in Millions		Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 $ / shares
ASSETS
Cash and cash equivalents		¥ 108,350	$ 14,844	¥ 71,892
Short-term investments		125,645	17,213	118,254
Investments in subsidiaries and consolidated VIEs | ¥		34,294		30,460
Total assets		698,234	95,658	628,958
LIABILITIES
Unsecured senior notes		24,770	3,393	10,411
Long-term borrowings		31,705	4,344	31,555
Accrued expenses and other liabilities		45,985	6,300	43,533
Total liabilities		384,937	52,736	332,578
SHAREHOLDERS' EQUITY:
Ordinary shares (US$0.00002 par value; 100,000,000,000 shares authorized; 2,860,222,213 Class A ordinary shares issued and 2,820,978,543 outstanding, 323,212,124 Class B ordinary shares issued and 316,685,372 outstanding as of December 31, 2023; 2,865,069,999 Class A ordinary shares issued and 2,587,296,615 outstanding, 322,483,772 Class B ordinary shares issued and 316,136,640 outstanding as of December 31, 2024.)	[1]	0	0	0
Additional paid-in capital		182,404	24,989	184,204
Statutory reserves		6,688	916	6,109
Treasury stock		(27,739)	(3,800)	(3,409)
Retained earnings		76,573	10,491	44,051
Accumulated other comprehensive income		1,421	195	903
Total JD.com, Inc. shareholders' equity		239,347	32,791	231,858
Total liabilities, mezzanine equity and shareholders' equity		¥ 698,234	$ 95,658	¥ 628,958
Ordinary shares, par value (in dollars per share) | $ / shares			$ 0.00002		$ 0.00002
Ordinary shares, shares authorized (in shares)		100,000,000,000	100,000,000,000	100,000,000,000
Class A ordinary shares
SHAREHOLDERS' EQUITY:
Ordinary shares, shares issued (in shares)		2,865,069,999	2,865,069,999	2,860,222,213
Ordinary shares, shares outstanding (in shares)		2,587,296,615	2,587,296,615	2,820,978,543
Class B ordinary shares
SHAREHOLDERS' EQUITY:
Ordinary shares, shares issued (in shares)		322,483,772	322,483,772	323,212,124
Ordinary shares, shares outstanding (in shares)		316,136,640	316,136,640	316,685,372
Parent company
ASSETS
Cash and cash equivalents		¥ 646	$ 89	¥ 4,788
Short-term investments		5,191	711	2,843
Internal balance		35,639	4,883	53,088
Investments in subsidiaries and consolidated VIEs		230,090	31,522	188,817
Prepayments and other assets		65	10	154
Total assets		271,631	37,215	249,690
LIABILITIES
Unsecured senior notes		24,898	3,411	10,536
Long-term borrowings		7,188	985	7,083
Accrued expenses and other liabilities		198	28	213
Total liabilities		32,284	4,424	17,832
SHAREHOLDERS' EQUITY:
Ordinary shares (US$0.00002 par value; 100,000,000,000 shares authorized; 2,860,222,213 Class A ordinary shares issued and 2,820,978,543 outstanding, 323,212,124 Class B ordinary shares issued and 316,685,372 outstanding as of December 31, 2023; 2,865,069,999 Class A ordinary shares issued and 2,587,296,615 outstanding, 322,483,772 Class B ordinary shares issued and 316,136,640 outstanding as of December 31, 2024.) | ¥	[1]	0		0
Additional paid-in capital		182,404	24,989	184,204
Statutory reserves		6,688	916	6,109
Treasury stock		(27,739)	(3,800)	(3,409)
Retained earnings		76,573	10,491	44,051
Accumulated other comprehensive income		1,421	195	903
Total JD.com, Inc. shareholders' equity		239,347	32,791	231,858
Total liabilities, mezzanine equity and shareholders' equity		¥ 271,631	$ 37,215	¥ 249,690
Ordinary shares, par value (in dollars per share) | $ / shares			$ 0.00002		$ 0.00002
Ordinary shares, shares authorized (in shares)		100,000,000,000	100,000,000,000	100,000,000,000
Parent company | Class A ordinary shares
SHAREHOLDERS' EQUITY:
Ordinary shares, shares issued (in shares)		2,865,069,999	2,865,069,999	2,860,222,213
Ordinary shares, shares outstanding (in shares)		2,587,296,615	2,587,296,615	2,820,978,543
Parent company | Class B ordinary shares
SHAREHOLDERS' EQUITY:
Ordinary shares, shares issued (in shares)		322,483,772	322,483,772	323,212,124
Ordinary shares, shares outstanding (in shares)		316,136,640	316,136,640	316,685,372

[1]	Absolute value is less than RMB1 million or US$1 million.